ORGANIZATION AND DESCRIPTION OF THE BUSINESS	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
ORGANIZATION AND DESCRIPTION OF THE BUSINESS	ORGANIZATION AND DESCRIPTION OF THE BUSINESS
a) Brookfield Infrastructure Partners L.P.
Brookfield Infrastructure Partners L.P. (our “partnership” and, together with its subsidiaries and operating entities, “Brookfield Infrastructure”) owns and operates utilities, transport, midstream and data businesses in the Americas, Europe and the Asia Pacific region. Our partnership was formed as a limited partnership established under the laws of Bermuda, pursuant to a limited partnership agreement dated May 17, 2007, as amended and restated. Our partnership is a subsidiary of Brookfield Corporation (“Brookfield”). Our partnership’s units are listed on the New York Stock Exchange and the Toronto Stock Exchange under the symbols “BIP” and “BIP.UN”, respectively. Our cumulative Class A preferred limited partnership units, Series 1, Series 3, Series 9 and Series 11 are listed on the Toronto Stock Exchange under the symbols “BIP.PR.A”, “BIP.PR.B,” “BIP.PR.E,” and “BIP.PR.F”, respectively. Our cumulative Class A preferred limited partnership units, Series 13 and Series 14, are listed on the New York Stock Exchange under the symbols “BIP.PR.A” and “BIP.PR.B,” respectively. Our partnership’s registered office is 73 Front Street, 5th Floor, Hamilton HM 12, Bermuda.
In these notes to the consolidated financial statements, references to “units” are to the limited partnership units in our partnership other than the preferred units, references to our “preferred units” are to preferred limited partnership units in our partnership and references to our “unitholders” and “preferred unitholders” are to the holders of our units and preferred units, respectively. References to “Class A Preferred Units,” “Series 1 Preferred Units,” “Series 3 Preferred Units,” “Series 9 Preferred Units,” “Series 11 Preferred Units,” “Series 13 Preferred Units,” and “Series 14 Preferred Units” are to cumulative Class A preferred limited partnership units, cumulative Class A preferred limited partnership units, Series 1, cumulative Class A preferred limited partnership units, Series 3, cumulative Class A preferred limited partnership units, Series 9, cumulative Class A preferred limited partnership units, Series 11, cumulative Class A preferred limited partnership units, Series 13, and cumulative Class A preferred limited partnership units, Series 14, in our partnership, respectively.
b) Brookfield Infrastructure Corporation
On August 30, 2019, Brookfield Infrastructure Corporation (“BIPC”) was established by the partnership. On March 30, 2020, the partnership contributed our U.K. regulated distribution operation and Brazilian regulated gas transmission operation to BIPC. On March 31, 2020, the partnership completed a special distribution (the “special distribution”) whereby unitholders as of March 20, 2020 (the “Record Date”) received one class A exchangeable subordinate voting share (“BIPC exchangeable share”) for every nine units held. Immediately prior to the special distribution, the partnership received exchangeable shares through a distribution by Brookfield Infrastructure L.P. (“Holding LP”), or the Holding LP Distribution, of the BIPC exchangeable shares to all of its unitholders. As a result of the Holding LP Distribution, (i) Brookfield and its subsidiaries received approximately 13.7 million BIPC exchangeable shares and (ii) the partnership received approximately 32.6 million BIPC exchangeable shares, which it subsequently distributed to unitholders pursuant to the special distribution.
On December 24, 2024, the partnership, Brookfield Infrastructure Holdings Corporation (“BIHC”) and BIPC completed a reorganization through a court approved plan of arrangement under the BCBCA (the “Arrangement”) pursuant to which (i) holders of class A exchangeable subordinate voting shares of BIHC, other than Brookfield, received BIPC exchangeable shares in exchange for their class A exchangeable subordinate voting shares of BIHC on a one-for-one basis; (ii) Brookfield transferred its class A exchangeable subordinate voting shares of BIHC to BIPC in exchange for class A.2 exchangeable shares on a one-for-one basis; (iii) the class A exchangeable subordinate voting shares of BIHC were delisted; and (iv) the exchangeable shares of BIPC were listed on the NYSE and the TSX.
Holders of BIPC exchangeable shares hold an aggregate 25.0% voting interest in BIPC. The partnership holds all of the issued and outstanding class B multiple voting shares, or class B shares, of BIPC, which represents a 75.0% voting interest. The class B shares entitle the partnership to all of the residual value in BIPC after payment in full of the amount due to holders of BIPC exchangeable shares.
i) BIPC exchangeable shares
At any time, holders of BIPC exchangeable shares have the right to exchange all or a portion of their BIPC exchangeable shares for one unit per BIPC exchangeable share held or its cash equivalent based on the NYSE closing price of one unit on the date that the request for exchange is received, on a fixed-for-fixed basis. BIPC or the partnership, as applicable, has the ability to satisfy exchanges of BIPC exchangeable shares in units instead of cash. Additionally, the partnership has the ability to exchange all BIPC exchangeable shares for units at our election, on a fixed-for-fixed basis. As a result of these characteristics, BIPC exchangeable shares have been classified as non-controlling interests in the Consolidated Statements of Financial Position.
ii) Basic and diluted income per unit
The special distribution resulted in the issuance of approximately 69.5 million exchangeable shares. Historical per unit/share disclosures have been retroactively adjusted to effect for the special distribution.
On June 10, 2022, Brookfield Infrastructure completed a three-for-two split of our units, BIPC exchangeable shares, Exchange LP Units, and BIPC exchangeable LP units, by way of a subdivision whereby unitholders/shareholders received an additional one-half of a unit/share for each unit/share held. The Managing General Partner Units, Special General Partner Units and Redeemable Partnership Units of the Holding LP were concurrently split. Brookfield Infrastructure’s preferred units were not affected by the split. All historical unit and share counts, as well as per unit/share disclosures have been adjusted to effect for the change in units as a result of the splits.
c) Brookfield Infrastructure Corporation Exchange Limited Partnership
On April 21, 2021, Brookfield Infrastructure Corporation Exchange Limited Partnership (“BIPC Exchange LP”) was established by the partnership. In connection with the acquisition of Inter Pipeline Ltd. (“IPL,” “Inter Pipeline,” or “Canadian diversified midstream operation”), certain IPL shareholders were given the right to elect to receive, for each common share of IPL and in lieu of cash consideration, 0.25 BIPC exchange LP class B exchangeable limited partnership units (“BIPC exchangeable LP units”), or 0.25 BIPC exchangeable shares. The BIPC exchangeable LP units provide holders with economic terms that are substantially equivalent to those of a BIPC exchangeable share and are exchangeable, on a one-for-one basis, for BIPC exchangeable shares. Given the exchangeable features, we present the BIPC Exchangeable LP units as a component of non-controlling interest.